Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Segmented Information Schedule Of Segment Reporting Information, By Segment 1		$ 48,918
Segmented Information Schedule Of Segment Reporting Information, By Segment 2		14,702
Segmented Information Schedule Of Segment Reporting Information, By Segment 3		0
Segmented Information Schedule Of Segment Reporting Information, By Segment 4		63,620
Segmented Information Schedule Of Segment Reporting Information, By Segment 5		0
Segmented Information Schedule Of Segment Reporting Information, By Segment 6		349,093
Segmented Information Schedule Of Segment Reporting Information, By Segment 7		1,618,996
Segmented Information Schedule Of Segment Reporting Information, By Segment 8		1,968,089
Segmented Information Schedule Of Segment Reporting Information, By Segment 9		0
Segmented Information Schedule Of Segment Reporting Information, By Segment 10		214,632
Segmented Information Schedule Of Segment Reporting Information, By Segment 11		497,090
Segmented Information Schedule Of Segment Reporting Information, By Segment 12		$ 711,722
Segment Information Schedule Of Segment Reporting Information, By Segment 1	$ 45,809
Segment Information Schedule Of Segment Reporting Information, By Segment 2	17,830
Segment Information Schedule Of Segment Reporting Information, By Segment 3	0
Segment Information Schedule Of Segment Reporting Information, By Segment 4	63,639
Segment Information Schedule Of Segment Reporting Information, By Segment 5	0
Segment Information Schedule Of Segment Reporting Information, By Segment 6	29,750
Segment Information Schedule Of Segment Reporting Information, By Segment 7	0
Segment Information Schedule Of Segment Reporting Information, By Segment 8	29,750
Segment Information Schedule Of Segment Reporting Information, By Segment 9	360,256
Segment Information Schedule Of Segment Reporting Information, By Segment 10	120,935
Segment Information Schedule Of Segment Reporting Information, By Segment 11	1,482,162
Segment Information Schedule Of Segment Reporting Information, By Segment 12	1,963,354
Segment Information Schedule Of Segment Reporting Information, By Segment 13	(314,447)
Segment Information Schedule Of Segment Reporting Information, By Segment 14	(132,856)
Segment Information Schedule Of Segment Reporting Information, By Segment 15	(1,482,162)
Segment Information Schedule Of Segment Reporting Information, By Segment 16	(1,929,465)
Segment Information Schedule Of Segment Reporting Information, By Segment 17	62,827
Segment Information Schedule Of Segment Reporting Information, By Segment 18	69,030
Segment Information Schedule Of Segment Reporting Information, By Segment 19	2,728,321
Segment Information Schedule Of Segment Reporting Information, By Segment 20	$ 2,860,178